FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim O'Brien
Title:  Chief Financial Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Tim O'Brien
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

May 12, 2006
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $1,087,991 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 3/31/06                       Name of Reporting Manager:  Sandell Asset Management

                                                                                                                 Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:    Item 6:   Item 7:   Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or Investment Managers    (a)      (b)     (c)
                                                   Number       Value   Principal  Discretion   See       Sole   Shared    None
                                                              (X$1000)    Amount              Instr.V

ADVANCED MEDICAL OPTICS INC      COM              00763M-10-8   4,664    100,000 SH   SOLE                  100,000  -            -
ALLEGHENY ENERGY INC             COM              017361-10-6   1,862     55,000 SH   SOLE                   55,000  -            -
AMERICAN ORIENTAL BIOENGINEERING
    INC                          COM              028731-10-7   5,375  1,041,660 SH   SOLE                1,041,660  -            -
AQUANTIVE INC                    COM              03839G-10-5   3,296    140,000 SH   SOLE                  140,000  -            -
ARRIS GROUP INC                  COM              04269Q-10-0   2,890    210,000 SH   SOLE                  210,000  -            -
BELO  CORP                       COM SER A        080555-10-5   1,988    100,000 SH   SOLE                  100,000  -            -
BURLINGTON COAT FACTORY          COM              121579-10-6  24,270    534,000 SH   SOLE                  534,000  -            -
CABLEVISION SYS CORP             CL A NY CABLVS   12686C-10-9     240      9,000 SH   SOLE                    9,000  -            -
CBS CORP                         CL B             124857-20-2     240     10,000 SH   SOLE                   10,000  -            -
CENTRAL EUROPEAN DIST CORP       COM              153435-10-2   3,076     80,000 SH   SOLE                   80,000  -            -
CLECO CORP                       COM              12561W-10-5   3,128    140,100 SH   SOLE                  140,100  -            -
CMS ENERGY CORP                  COM              125896-10-0   4,057    313,300 SH   SOLE                  313,300  -            -
COVANTA HLDG CORP                COM              22282E-10-2   4,584    275,000 SH   SOLE                  275,000  -            -
DIGITAS INC                      COM              25388K-10-4   4,048    281,100 SH   SOLE                  281,100  -            -
DIRECTV GROUP INC                COM              25459L-10-6   4,108    250,500 SH   SOLE                  250,500  -            -
DUKE ENERGY CORP                 COM              264399-10-6   3,935    135,000 SH   SOLE                  135,000  -            -
ECHOSTAR COMM CORP               CL A             278762-10-9   4,899    164,000 SH   SOLE                  164,000  -            -
EL PASO ELECTRIC CO              COM NEW          283677-85-4   3,726    195,700 SH   SOLE                  195,700  -            -
ENTERGY CORP                     COM              29364G-10-3   5,860     85,000 SH   SOLE                   85,000  -            -
ENVIROMENTAL POWER CORP          COM              29406L-20-1     243     34,285 SH   SOLE                   34,285  -            -
EXELON CORP                      COM              30161N-10-1     799     15,100 SH   SOLE                   15,100  -            -
FAIRMONT HOTELS $ RESORTS INC    COM              305204-10-9  89,686  2,006,400 SH   SOLE                2,006,400  -            -
GANNETT CO INC - MTC - MS        COM              364730-10-1   2,696     45,000 SH   SOLE                   45,000  -            -
GENCORP INC NOTE                 SDCV 2.250%11/1  368682-AK-6   2,183  2,000,000 PRN  SOLE                        -  -            -
GENCORP INC                      COM              368682-10-0  73,645  3,583,700 SH   SOLE                3,583,700  -            -
GOLDCORP INC CW07                W EXP 05/30/200  380956-14-4  13,674  2,317,800 WTS  SOLE                2,317,800  -            -
GOLDCORP INC CW09                W EXP 05/30/201  380956-16-9   6,497  1,101,300 WTS  SOLE                1,101,300  -            -
*HJ HEINZ CO                     COM              423074-10-3  48,274  1,273,060 SH   SHARED                      -  1,273,060.00 -
HOLLIS-EDEN PHARMACEUTICALS      COM              435902-10-1   1,559    281,192 SH   SOLE                  281,192  -            -
HOUSTON EXPLORATION CO           COM              442120-10-1  46,460    881,600 SH   SOLE                  881,600  -            -
IHS INC                          CL A             451734-10-7   3,818    139,600 SH   SOLE                  139,600  -            -
INFOSONICS CORP                  COM              456784-10-7   1,114    121,100 SH   SOLE                  121,100  -            -
KFX INC                          COM              48245L-10-7     910     50,000 SH   SOLE                   50,000  -            -
KINDER MORGAN INC                COM              49455P-10-1     460      5,000 SH   SOLE                    5,000  -            -
KINDRED HEALTHCARE  INC          COM              494580-10-3  40,494  1,610,100 SH   SOLE                1,610,100  -            -
LEAR CORP                        COM              521865-10-5   5,498      3,101 CALL SOLE                    3,101  -            -
LIBERTY MEDIA CORP CL A          COM SER A        530718-10-5 134,733 16,410,888 SH   SOLE               16,410,888  -            -
MASSEY ENERGY CO                 COM              576206-10-6   7,214    200,000 SH   SOLE                  200,000  -            -
MERISTAR HOSPITALITY CORP        COM              58984Y-10-3  13,677  1,317,600 SH   SOLE                1,317,600  -            -
MIRANT CORP                      COM              60467R-10-0     624     24,959 SH   SOLE                   24,959  -            -
MONSTER WORLDWIDE INC            COM              611742-10-7   3,740     75,000 SH   SOLE                   75,000  -            -
NEENAH PAPER INC                 COM              640079-10-9   9,825    300,000 SH   SOLE                  300,000  -            -
NORTHWEST NATURAL GAS CO         COM              667655-10-4     355     10,000 SH   SOLE                   10,000  -            -
NTL INC NEW                      COM              62941W-10-1  13,252    455,235 SH   SOLE                  455,235  -            -
PEP BOYS-MANNY MOE & JACK        COM              713278-10-9   4,986    330,000 SH   SOLE                  330,000  -            -
PPL CORP                         COM              69351T-10-6     294     10,000 SH   SOLE                   10,000  -            -
RETAIL VENTURES INC              COM              76128Y-10-2  13,788    940,518 SH   SOLE                  940,518  -            -
SOUTHERN UNION CO                COM              844030-10-6  55,290  2,226,755 SH   SOLE                2,226,755  -            -
SPANSION INC                     COM CL A         84649R-10-1   1,480    100,000 SH   SOLE                  100,000  -            -
SPRINT NEXTEL CORP               COM FON          852061-10-0     517     20,000 SH   SOLE                   20,000  -            -
STAR MARITIME ACQUISITION CORP   COM              85516E-10-7     971    100,000 SH   SOLE                  100,000  -            -
STAR MARITIME ACQUISITION CORP
      WTS                        W EXP 12/15/200  85516E-11-5     117    100,000 WTS  SOLE                  100,000  -            -
STEWART & STEVENSON SERVICES INC COM              860342-10-4  28,677    786,100 SH   SOLE                  786,100  -            -
TAM SA                           SP ADR REP PFD   87484D-10-3  13,188    700,000 SH   SOLE                  700,000  -            -
TELE CENTRO OESTE CELULAR
      PARTICIPACOES SA           COM              87923P-10-5  39,874  3,021,870 SH   SOLE                3,021,870  -            -
TIME WARNER INC                  COM              887317-10-5   1,007     60,000 SH   SOLE                   60,000  -            -
TIME WARNER TELECOM INC          CL A             887319-10-1   3,231    180,000 SH   SOLE                  180,000  -            -
TOREADOR RESOURCES CORP          COM              891050-10-6     747     24,000 SH   SOLE                   24,000  -            -
UBIQUITEL INC                    COM              903474-30-2   1,207    119,500 SH   SOLE                  119,500  -            -

VALERO                           COM              91913Y-10-0   4,484     75,000 SH   SOLE                   75,000  -            -
VASOGEN INC                      COM              92232F-10-3      82     38,629 SH   SOLE                   38,629  -            -
VIACOM INC                       CL B             92553P-20-1   2,541     65,500 SH   SOLE                   65,500  -            -
VIVENDI UNIVERSAL SA             SPON ADR NEW     92851S-20-4   4,980    145,000 SH   SOLE                  145,000  -            -
WARNER MUSIC GROUP CORP          COM              934550-10-4   1,085     50,000 SH   SOLE                   50,000  -            -
*WENDY'S INTERNATIONAL INC       COM              950590-10-9 243,028  3,916,013 SH   SHARED                      -  3,916,013.00 -
WESTERN SILVER CORP              COM              959531-10-4  52,799  2,261,190 SH   SOLE                2,261,190  -            -
WILLIAMS COS INC                 COM              969457-10-0     535     25,000 SH   SOLE                   25,000  -            -
XM SATELLITE RADIO HOLDINGS INC  CL A             983759-10-1     891     40,000 SH   SOLE                   40,000  -            -
YAHOO                            COM              984332-10-6   4,516    140,000 SH   SOLE                  140,000  -            -

                                               Value Total $1,087,991

                                               Entry Total:        69
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*  Represents positions also reported on 13F report filed by Nelson Peltz.